Share Capital (Restated)	12 Months Ended
Dec. 31, 2023
Share Capital (Restated) [Abstract]
SHARE CAPITAL (Restated)
NOTE 21:	SHARE CAPITAL (Restated)

Common shares

The Company’s authorized share capital consists of an unlimited number of common shares without par value. As of December 31, 2023, the Company had 334,153,330 issued and outstanding common shares (December 31, 2022: 224,200,170).

Warrants

Details of the outstanding warrants are as follows:

	Year ended December 31,
	2023		2022
	Number of warrants	Weighted average exercise price (USD)	Number of warrants	Weighted average exercise price (USD)
Outstanding, January 1,	19,152,797	4.21	19,427,797	4.16
Granted	25,222,223	1.18	25,000	3.47
Exercised	(9,269,630)	1.18	—	—
Expired	—	—	(300,000)	1.19
Outstanding, December 31,	35,105,390	2.83	19,152,797	4.21

The weighted average contractual life of the warrants as of December 31, 2023 was 1.6 years (December 31, 2022: 1.4 years).

Significant transactions

i.	Garlock Acquisition

In the first quarter of 2022, the Company acquired a building in Quebec referred to as “Garlock” in exchange for cash consideration of $1,783 and the issuance of 25,000 warrants granted with a strike price of $3.47 and a contractual life of 2 years.

ii.	At-The-Market Equity Offering Program

Bitfarms commenced an at-the-market equity offering program (the “ATM program”) on August 16, 2021, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company, resulting in the Company receiving aggregate proceeds of up to $500,000. The ATM program expired on September 12, 2023.

During the year ended December 31, 2023, the Company issued 52,120,899 common shares in the ATM program in exchange for gross proceeds of $70,770 at an average share price of approximately $1.36. The Company received net proceeds of $68,504 after paying commissions of $2,187 to the sales agent for the program and $79 in other transaction costs.

During the year ended December 31, 2022, the Company issued 29,324,277 common shares in the ATM program in exchange for gross proceeds of $55,960 at an average share price of approximately $1.91. The Company received net proceeds of $54,086 after paying commissions of $1,791 to the sales agent and $83 in other transaction costs.

iii.	Stock Options

During the year ended December 31, 2023, option holders exercised stock options to acquire 3,047,346 common shares (year ended December 31, 2022: 70,000) resulting in proceeds of approximately $1,999 (year ended December 31, 2022: $21) being paid to the Company.

iv.	2023 private placement

In November 2023, the Company completed a private placement for total gross proceeds of $43,799 (CAD$60,001) in exchange for 44,444,446 common shares and 22,222,223 warrants to purchase common shares:

Closing Date	November 28, 2023
Gross proceeds (CAD)	60,001
Common shares issued	44,444,446
Warrants issued*	22,222,223
Warrant strike price (USD)	1.17
Warrant life (years)	3
Commission paid	7%
Broker warrants issued*	3,000,000
Broker warrant strike price (USD)	1.23
Broker warrant life (years)	3

*	All warrants issued are for the purchase of one common share in the Company

In December 2023, 6,962,693 warrants and 2,306,667 broker warrants related to the private placement that closed on November 28, 2023, were exercised resulting in the issuance of 9,269,360 common shares for proceeds of approximately $10,984.

The Black Scholes model and the inputs described in Note 10 were used in determining the values of the warrants and broker warrants prior to their derecognition, which resulted in a non-cash loss on revaluation of warrants of $19,359 included in Net financial expenses (income).